Shareholders' Equity Shareholder's Equity - Stock-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation	$ 191	$ 162	$ 156
Stock-based compensation expense tax benefit	(48)	(43)	(40)
Allocated Share-based Compensation Expense, Net of Tax	143	119	116
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation	55	58	67
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation	13	16	18
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation	$ 123	$ 88	$ 71